SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Entity's Operating Segments [Abstract]
Schedule of external revenues and gross profit per geographic segment
Total external revenues and gross profit per geographic segment for the financial year 2020, 2019 and 2018 are:

Amounts in € ‘000	2020	2019	2018
Revenues:
US	177,388	162,690	126,636
Europe	7,205	5,041	7,166
RoW	1,101	1,291	1,328
Total revenues	185,694	169,022	135,130
Gross profit:
US	161,057	144,780	111,581
Europe	3,093	1,911	290
RoW	943	976	1,079
Total gross profit	165,093	147,667	112,950